Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 1,846,891	$ 1,694,125	$ 1,584,461
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 176,086,000		$ 176,086,000		$ 176,086,000
Translation effect for Amortization					$ (30,067)		$ (21,141)		$ (48,701)
Amortization	467,767	458,633	483,984
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ 887,415	$ 269,042	$ 721,260
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 7,146,500		$ 7,146,500		$ 7,146,500